Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Restricted cash (non-current) related to letter of credit	$ 245,000	$ 84,000	$ 245,000
Fair value assets transferred from level 1 to level 2	0	0
Fair value assets transferred from level 2 to level 1	0	0
Fair value liabilities transferred from level 1 to level 2	0	0
Fair value liabilities transferred from level 2 to level 1	0	0
Fair value measurement with unobservable inputs reconciliation recurring basis asset transfers net	0	0
Fair value measurement with unobservable inputs reconciliation recurring basis liabilities transfers net	0	0
Asset impairment charges on long-lived assets	0
Dividend yield	0
Uncertain tax positions	0
Interest charges or penalties related to unrecognized tax benefits	0
Cash, cash equivalents and restricted cash at beginning of period	7,126,000	53,349,000
Cash, cash equivalents and restricted cash at end of period	34,019,000	7,126,000
ASU 2016-18
Summary Of Significant Accounting Policies [Line Items]
Cash, cash equivalents and restricted cash at beginning of period	$ 84,000	0
Cash, cash equivalents and restricted cash at end of period		$ 84,000